Financial investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Investments
Schedule of financial investments

		2021	2020
Amortized cost
Time deposit investments		106,271	53,941
Fair value through profit or loss
LFT´s and LF´s	(i)	2,337,171	2,163,042
Restricted funds investments	(ii)	852,362	1,338,289
Other		213,751	87,519
Total		3,509,555	3,642,791

Current assets		3,492,710	3,627,227
Non-current assets		16,845	15,564
Total		3,509,555	3,642,791